Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2016	2015
Trade accounts receivable, gross	$530,010	$459,774

Reserves for sales deductions:
Chargebacks	(126,729)	(64,119)
Customer rebates	(67,188)	(79,115)
Other sales deductions	(97,328)	(93,954)
Allowance for doubtful accounts	(154)	(159)
Trade accounts receivable, net	$238,611	$222,427

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2016	2015
Deferred income taxes	$212,222	$199,908
Government authorities	41,449	1,260
Prepaid expenses	9,817	7,988
Interest receivable	3,514	3,574
Advances to suppliers	3,108	2,690
Note receivable	—	35,000
Other	614	491
	$270,724	$250,911